FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-4616

Putnam High Yield Advantage Fund
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  (Exact name of registrant as specified in charter)

One Post Office Square

Boston, Massachusetts 02109
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  (Address of principal executive offices)

Beth S. Mazor, Vice President

Putnam High Yield Advantage Fund

One Post Office Square

Boston, Massachusetts 02109

Copy To:

John W. Gerstmayr, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110
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  (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 292-1000

Date of Fiscal year-end: 11/30/2005

Date of reporting period: 7/1/2004 - 6/30/2005
Item 1. Proxy Voting Record

Account Number: Putnam High Yield Advantage Fund

ISSUER NAME	TICKER	CUSIP	MTG DATE	MTG TYPE
Proposal Type	Voted	Vote	For/Agnst Mgmt
PCI Chemicals Canada Inc	693204AC3	6/24/05	Annual
1.00	The proposed amendments to the Indenture is to modify certain defined terms of the Indenture	MGMT	YES	FOR	FOR

Putnam Prime Money Market Fund	746763432	11/11/04	Special
1.01	Elect Trustee J.A. Baxter	MGMT	YES	FOR	FOR
1.02	Elect Trustee E.T. Kennan	MGMT	YES	FOR	FOR
1.03	Elect Trustee C.B. Curtis	MGMT	YES	FOR	FOR
1.04	Elect Trustee J.H. Mullin, III	MGMT	YES	FOR	FOR
1.05	Elect Trustee M.R. Drucker	MGMT	YES	FOR	FOR
1.06	Elect Trustee R.E. Patterson	MGMT	YES	FOR	FOR
1.07	Elect Trustee C.E. Haldeman, Jr.	MGMT	YES	FOR	FOR
1.08	Elect Trustee G. Putnam, III	MGMT	YES	FOR	FOR
1.09	Elect Trustee J.A. Hill	MGMT	YES	FOR	FOR
1.10	Elect Trustee A.J.C. Smith	MGMT	YES	FOR	FOR
1.11	Elect Trustee R. J. Jackson	MGMT	YES	FOR	FOR
1.12	Elect Trustee W.T. Stephens	MGMT	YES	FOR	FOR
1.13	Elect Trustee P.L. Joskow	MGMT	YES	FOR	FOR
1.14	Elect Trustee R.B. Worley	MGMT	YES	FOR	FOR
2.00	Amend fund's fundamental investment restriction with respect to borrowing	MGMT	N/A	N/A	N/A
2.01	Amend fund's fundamental investment restriction with respect to making loans	MGMT	N/A	N/A	N/A
2.02	Amend fund's fundamental investment restriction with respect to diversification of investments	MGMT	YES	FOR	FOR
2.03	Amend fund's fundamental investment restriction with respect to issuance of senior securities	MGMT	N/A	N/A	N/A
2.04	Amend fund's fundamental investment restriction with respect to purchasing or selling options, puts, calls, straddles and spreads	MGMT	N/A	N/A	N/A
2.05	Amend fund's fundamental investment restriction with respect to investments in commodities	MGMT	N/A	N/A	N/A
3.00	Amend fund's Agreement and Declaration of Trust	MGMT	YES	FOR	FOR

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund
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       (Registrant)

By /s/ Charles E. Porter, Executive Vice President, Associate Treasurer
   and Principal Executive Officer
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       (Signature & Title)

Date July 28, 2005